22. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: Schedule of aging of accounts receivable (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Sale	$ 15,474	$ 280,280
Not past due
Accounts Receivable, Sale	0	223,249
Under 30 days past due
Accounts Receivable, Sale	0	25,165
31 - 90 days past due
Accounts Receivable, Sale	3,099	1,945
Over 90 days past due
Accounts Receivable, Sale	$ 12,375	$ 29,921